John Hancock
Equity Income Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 96.9%		$2,080,231,668
(Cost $1,452,969,099)
Communication services 4.4%		94,631,512
Diversified telecommunication services 0.4%
AT&T, Inc.	277,590	6,337,380
Verizon Communications, Inc.	56,173	2,823,817
Entertainment 0.8%
The Walt Disney Company (A)	113,897	16,503,675
Media 3.2%
Comcast Corp., Class A	627,719	31,373,396
Fox Corp., Class B	411,897	13,839,739
News Corp., Class A	1,098,682	23,753,505
Consumer discretionary 3.6%		76,546,456
Automobiles 0.9%
Volkswagen AG, ADR (B)	1,056,051	19,325,731
Hotels, restaurants and leisure 0.6%
Las Vegas Sands Corp. (A)	390,883	13,923,252
Leisure products 0.7%
Mattel, Inc. (A)(B)	696,017	14,762,521
Multiline retail 0.7%
Kohl’s Corp.	277,392	14,210,792
Specialty retail 0.7%
The TJX Companies, Inc.	206,400	14,324,160
Consumer staples 6.6%		141,027,749
Beverages 0.5%
The Coca-Cola Company	201,384	10,562,591
Food and staples retailing 0.4%
Walmart, Inc.	54,869	7,716,227
Food products 3.0%
Bunge, Ltd.	19,790	1,713,220
Conagra Brands, Inc.	720,300	22,005,165
Mondelez International, Inc., Class A	17,026	1,003,512
Tyson Foods, Inc., Class A	493,262	38,947,968
Household products 1.4%
Kimberly-Clark Corp.	237,554	30,955,662
Tobacco 1.3%
Altria Group, Inc.	156,481	6,672,350
Philip Morris International, Inc.	249,605	21,451,054
Energy 5.5%		119,268,864
Energy equipment and services 0.1%
Halliburton Company	145,805	3,147,930
Oil, gas and consumable fuels 5.4%
Chevron Corp.	31,570	3,563,306
EOG Resources, Inc.	296,416	25,788,192
Exxon Mobil Corp.	305,697	18,292,908
Hess Corp.	21,052	1,568,795
Occidental Petroleum Corp.	142,163	4,215,133
Targa Resources Corp.	59,503	3,072,140
TC Energy Corp.	227,140	10,655,137
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TotalEnergies SE, ADR	1,064,695	$48,965,323
Financials 23.2%		497,445,262
Banks 9.0%
Bank of America Corp.	285,081	12,677,552
Citigroup, Inc.	18,400	1,172,080
Citizens Financial Group, Inc.	189,384	8,952,182
Fifth Third Bancorp	899,818	37,927,329
Huntington Bancshares, Inc.	1,369,700	20,326,348
JPMorgan Chase & Co.	88,338	14,030,725
The PNC Financial Services Group, Inc.	39,742	7,829,174
Wells Fargo & Company	1,867,795	89,243,245
Capital markets 4.7%
Franklin Resources, Inc.	103,949	3,367,948
Morgan Stanley	238,073	22,574,082
Raymond James Financial, Inc.	78,747	7,740,043
State Street Corp.	277,121	24,655,455
The Bank of New York Mellon Corp.	81,673	4,474,864
The Charles Schwab Corp.	153,620	11,888,652
The Goldman Sachs Group, Inc.	71,232	27,138,680
Diversified financial services 1.2%
Equitable Holdings, Inc.	833,855	26,233,078
Insurance 8.3%
American International Group, Inc.	974,624	51,265,222
Chubb, Ltd.	223,491	40,109,930
Loews Corp.	631,273	33,747,855
Marsh & McLennan Companies, Inc.	26,819	4,398,852
MetLife, Inc.	643,548	37,750,526
The Hartford Financial Services Group, Inc.	150,400	9,941,440
Health care 15.9%		340,858,795
Biotechnology 2.2%
AbbVie, Inc.	317,913	36,649,011
Biogen, Inc. (A)	22,112	5,212,683
Gilead Sciences, Inc.	84,060	5,794,256
Health care equipment and supplies 3.5%
Becton, Dickinson and Company	138,816	32,918,826
Medtronic PLC	262,419	28,000,107
Zimmer Biomet Holdings, Inc.	109,677	13,117,369
Health care providers and services 5.7%
Anthem, Inc.	113,538	46,122,542
Cardinal Health, Inc.	189,200	8,746,716
Centene Corp. (A)	176,000	12,568,160
Cigna Corp.	98,879	18,974,880
CVS Health Corp.	299,208	26,647,464
UnitedHealth Group, Inc.	22,400	9,950,528
Pharmaceuticals 4.5%
AstraZeneca PLC, ADR	137,700	7,550,091
GlaxoSmithKline PLC	114,886	2,332,541
Johnson & Johnson	159,496	24,870,211
Merck & Company, Inc.	222,400	16,659,984
Organon & Company	9,740	284,700
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	492,503	$26,462,186
Sanofi, ADR	378,317	17,996,540
Industrials 11.0%		235,410,880
Aerospace and defense 2.3%
L3Harris Technologies, Inc.	146,879	30,709,461
The Boeing Company (A)	98,831	19,553,713
Air freight and logistics 2.5%
United Parcel Service, Inc., Class B	274,125	54,378,176
Airlines 0.3%
Southwest Airlines Company (A)	138,800	6,162,720
Commercial services and supplies 0.8%
Stericycle, Inc. (A)	288,472	16,298,668
Industrial conglomerates 3.6%
3M Company	24,700	4,199,988
General Electric Company	608,974	57,846,440
Siemens AG, ADR	190,793	15,271,072
Machinery 0.9%
Flowserve Corp.	60,485	1,813,340
PACCAR, Inc.	116,205	9,693,821
Snap-on, Inc.	32,046	6,598,592
Professional services 0.6%
Nielsen Holdings PLC	672,489	12,884,889
Information technology 9.5%		204,160,411
Communications equipment 0.6%
Cisco Systems, Inc.	227,752	12,489,920
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	45,448	6,995,811
IT services 0.3%
Fiserv, Inc. (A)	70,650	6,819,138
Semiconductors and semiconductor equipment 5.9%
Applied Materials, Inc.	163,979	24,136,069
NXP Semiconductors NV	41,463	9,261,176
QUALCOMM, Inc.	377,959	68,244,277
Texas Instruments, Inc.	129,536	24,918,840
Software 2.4%
Citrix Systems, Inc.	182,100	14,646,303
Microsoft Corp.	110,859	36,648,877
Materials 5.3%		114,987,435
Chemicals 3.8%
Akzo Nobel NV	68,980	7,258,514
CF Industries Holdings, Inc.	639,750	38,762,453
DuPont de Nemours, Inc.	116,728	8,633,203
International Flavors & Fragrances, Inc.	160,096	22,760,848
PPG Industries, Inc.	9,305	1,434,552
RPM International, Inc.	25,700	2,339,728
Containers and packaging 1.5%
International Paper Company	720,006	32,774,673
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Paper and forest products 0.0%
Sylvamo Corp. (A)	33,800	$1,023,464
Real estate 4.5%		96,369,157
Equity real estate investment trusts 4.5%
Equity Residential	392,056	33,446,297
Rayonier, Inc.	452,003	17,072,153
Vornado Realty Trust	61,700	2,476,638
Welltower, Inc.	86,246	6,866,907
Weyerhaeuser Company	970,677	36,507,162
Utilities 7.4%		159,525,147
Electric utilities 3.3%
Edison International	9,318	608,279
Entergy Corp.	62,200	6,241,148
NextEra Energy, Inc.	139,593	12,113,881
The Southern Company	839,853	51,315,018
Multi-utilities 4.1%
Ameren Corp.	162,332	13,244,668
Dominion Energy, Inc.	277,700	19,772,240
NiSource, Inc.	928,588	22,759,692

Sempra Energy	279,221	33,470,221
Preferred securities 1.4%		$30,068,792
(Cost $29,056,294)
Health care 0.4%		7,828,442
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	155,914	7,828,442
Utilities 1.0%		22,240,350
Electric utilities 0.7%
NextEra Energy, Inc., 5.279%	127,698	6,907,185
The Southern Company, 6.750%	174,337	8,725,567
Multi-utilities 0.3%
NiSource, Inc., 7.750%	64,083	6,607,598

	Yield (%)	Shares	Value
Short-term investments 2.1%			$44,092,482
(Cost $44,091,939)
Short-term funds 2.1%			44,092,482
John Hancock Collateral Trust (C)	0.0000(D)	1,211,228	12,118,458
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	1,187,889	1,187,889
T. Rowe Price Government Reserve Fund	0.0536(D)	30,786,135	30,786,135

Total investments (Cost $1,526,117,332) 100.4%	$2,154,392,942
Other assets and liabilities, net (0.4%)	(7,590,505)
Total net assets 100.0%	$2,146,802,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $11,629,888.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$94,631,512	$94,631,512	—	—
Consumer discretionary	76,546,456	76,546,456	—	—
Consumer staples	141,027,749	141,027,749	—	—
Energy	119,268,864	119,268,864	—	—
Financials	497,445,262	497,445,262	—	—
Health care	340,858,795	338,526,254	$2,332,541	—
Industrials	235,410,880	235,410,880	—	—
Information technology	204,160,411	204,160,411	—	—
Materials	114,987,435	107,728,921	7,258,514	—
Real estate	96,369,157	96,369,157	—	—
Utilities	159,525,147	159,525,147	—	—
Preferred securities	30,068,792	30,068,792	—	—
Short-term investments	44,092,482	44,092,482	—	—
Total investments in securities	$2,154,392,942	$2,144,801,887	$9,591,055	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
|	7

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,211,228	$12,734,553	$10,901,045	$(11,514,671)	$(210)	$(2,259)	$11,196	—	$12,118,458
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
8	|